 As filed with the Securities and Exchange Commission on March 31, 2000

                                                     Registration Nos. 33-36528;
                                                                        811-6161


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]
                                                                          ---
    Pre-Effective Amendment No. ___                                       [ ]
                                                                          ---
    Post-Effective Amendment No. 47                                       [X]
                                                                          ---

REGISTRATION STATEMENT UNDER THE INVESTMENT
        COMPANY ACT OF 1940                                               [X]
                                                                          ---

    Amendment No.  50                                                     [X]
                                                                          ---

                       PIMCO FUNDS: MULTI-MANAGER SERIES
              (Exact Name of Registrant as Specified in Charter)

               840 Newport Center Drive, Newport Beach, CA 92660
              (Address of principal executive offices) (Zip code)

                                (800) 427-4648
             (Registrant's telephone number, including area code)


Name and address
of agent for service:        Copies to:
---------------------        ----------

Stephen J. Treadway          Newton B. Schott, Jr.,    Joseph B. Kittredge, Esq.
c/o PIMCO Funds              Esq.                      Ropes & Gray
Distributors LLC             c/o PIMCO Funds           One International Place
2187 Atlantic Street         Distributors LLC          Boston, Massachusetts
Stamford, Connecticut        2187 Atlantic Street      02110
 06902                       Stamford, Connecticut
                             06902


It is proposed that this filing will become effective (check appropriate box):

 [ ]  Immediately upon filing pursuant to paragraph (b)
 ---

 [ ]  On [DATE] pursuant to paragraph (b)
 ---

 [X]  60 days after filing pursuant to paragraph (a)(1)
 ---

 [ ]  On [DATE], pursuant to paragraph (a)(1)
 ---

 [ ]  75 days after filing pursuant to paragraph (a)(2)
 ---

 [ ]  On [date] pursuant to paragraph (a)(2) of rule 485
 ---

If appropriate, check the following box:

 [ ]  This post-effective amendment designates a new effective date for a
 ---   previously filed post-effective amendment.

This Post-Effective Amendment relates only to PIMCO Target Fund, a series of the Registrant. No information relating to any other series of the Registrant is amended or superseded hereby.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                               PIMCO TARGET FUND

                    Supplement dated March 31, 2000 to the
         Prospectus for Institutional and Administrative Class Shares
                            dated November 1, 1999

--------------------------------------------------------------------------------

Note: This document supplements the PIMCO Funds: Multi-Manager Series Prospectus for Institutional and Administrative Class Shares (the "Institutional Prospectus") dated November 1, 1999, which was filed as part of Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A on October 29, 1999, portions of which are incorporated by reference herein.

--------------------------------------------------------------------------------

                    DISCLOSURE RELATED TO PIMCO TARGET FUND

FUND SUMMARIES -- TARGET FUND

     The Fund Summary for the Target Fund is supplemented by adding the following disclosure.

            PIMCO Target Fund

Calendar Year Total Returns - Class A*


                   Calendar Graph Appears Here [Plot Points]

[24.52%]  [3.09%]   [30.31%]    [15.68%]    [15.44%]    [23.27%]    [66.25%]
  1993     1994       1995        1996        1997        1998        1999

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
--------------------------------------
Highest (4/th/ Qtr. '99)        53.05%
--------------------------------------
Lowest (3/rd/ Qtr. '98)        -13.15%

Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                              1 Year   5 Years   (12/17/92)/(3)/
--------------------------------------------------------------------------------
Class A                                        57.10%   28.28%        24.13%
--------------------------------------------------------------------------------
Institutional Class                            66.50%   30.31%        25.66%
--------------------------------------------------------------------------------
Administrative Class                           66.28%   30.02%        25.37%
--------------------------------------------------------------------------------
S&P Mid-Cap 400 Index/(1)/                     14.73%   23.05%        17.55%
--------------------------------------------------------------------------------
Lipper Mid-Cap Fund Average/(2)/               39.38%   25.07%        17.44%
--------------------------------------------------------------------------------

(1) The S&P Mid-Cap 400 Index is an unmanaged index of middle capitalization common stocks. It is not possible to invest directly in the index.
(2) The Lipper Mid-Cap Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with market capitalizations of less than $5 billion at the time of investment. It does not take into account sales charges.
(3) The Fund began operations on 12/17/92. Index comparisons begin on 12/31/92.

--------------------------------------------------------------------------------
* The Fund did not offer Institutional or Administrative Class shares for a full calendar year during the periods shown.

     The section of the Institutional Prospectus captioned "Financial Highlights" is supplemented by adding the following disclosure.

FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help a shareholder understand the financial performance of Institutional and Administrative Class shares of the Target Fund since the class of shares was first offered. Certain information may reflect financial results for a single Fund share. The total returns on the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of the Fund, assuming reinvestment of all dividends and distributions. Except as provided in the next sentence, this information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Trust's annual report to shareholders. The information for the Fund for the period ended December 31, 1999 is included in the Trust's semi-annual report to shareholders, and is unaudited. The annual report and semi-annual report (with respect to disclosure relating to PIMCO Target Fund only) are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

                             Net Asset                   Net Realized/      Total       Dividends    Dividends in    Distributions
Year or                        Value         Net           Unrealized     Income from    from Net    Excess of Net     from Net
Period                       Beginning    Investment     Gain (Loss) on   Investment    Investment    Investment       Realized
Ended                        of Period   Income (Loss)    Investments     Operations      Income        Income       Capital Gains
-----------------------------------------------------------------------------------------------------------------------------------
TARGET FUND (i)
 Institutional Class
   12/31/99+                  $17.74       $(0.06)(a)       $ 8.88 (a)      $ 8.82         $ 0.00       $ 0.00          $(1.80)
   03/31/99-06/30/99           16.34        (0.02)(a)         1.42 (a)        1.40           0.00         0.00            0.00
 Administrative Class
   12/31/99+                   17.73        (0.08)(a)         8.89 (a)        8.81           0.00         0.00           (1.80)
   03/31/99-06/30/99           16.34        (0.03)(a)         1.42 (a)        1.39           0.00         0.00            0.00
---------------

*    Annualized
+    Unaudited
(a) Per share amounts based on average number of shares outstanding during the period.
(i) The information provided for the Target Fund reflects results of operations under the Fund's former Sub-Adviser through March 6, 1999; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.

                                                                                                         Ratio of Net
Distributions                                Fund                                            Ratio of     Investment
in Excess of   Tax Basis                 Reimbursement    Net Asset           Net Assets    Expenses to  Income (Loss)  Portfolio
Net Realized   Return of      Total       Fee Added To    Value End  Total      End of      Average Net   to Average    Turnover
Capital Gains   Capital   Distributions  Paid-in-Capital  of Period  Return  Period (000s)    Assets      Net Assets      Rate
-----------------------------------------------------------------------------------------------------------------------------------
   $0.00          $0.00      $(1.80)         $0.00          $24.76    51.15%   $  4,654      0.80%*        (0.58)%*         59%
    0.00           0.00        0.00           0.00           17.74     8.57       1,298      0.79*         (0.39)*         229

    0.00           0.00       (1.80)          0.00           24.74    51.12       8,307      1.05*         (0.81)*          59
    0.00           0.00        0.00           0.00           17.73     8.51       5,513      1.02*         (0.61)*         229

---------------

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                               PIMCO TARGET FUND

                    Supplement dated March 31, 2000 to the
                     Prospectus for Class A, B and C Shares
                             dated November 1, 1999

--------------------------------------------------------------------------------

Note: This document supplements the PIMCO Funds: Multi-Manager Series Prospectus for Class A, B and C Shares (the "Class ABC Prospectus") dated November 1, 1999, which was filed as part of Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A on October 29, 1999.

--------------------------------------------------------------------------------

                    DISCLOSURE RELATED TO PIMCO TARGET FUND

FUND SUMMARIES -- TARGET FUND

     The Fund Summary for the Target Fund is supplemented by adding the following disclosure.

The Fund Summary for the Target Fund is supplemented by adding the following disclosure.

Calendar Year Total Returns - Class A


                   Calendar Graph Appears Here [Plot Points]

[24.52%]  [3.09%]  [30.31%]    [15.68%]    [15.44%]    [23.27%]    [66.25%]
  1993      1994     1995        1996        1997        1998        1999

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
--------------------------------------
Highest (4/th/ Qtr. '99)        53.05%
--------------------------------------
Lowest (3/rd/ Qtr. '98)        -13.15%

Average Annual Total Returns (for periods ended 12/31/98)

                                                                 Fund Inception
                                              1 Year   5 Years   (12/17/92)/(3)/
--------------------------------------------------------------------------------
Class A                                        57.10%   28.28%        24.13%
--------------------------------------------------------------------------------
Class B                                        60.05%   28.62%        24.19%
--------------------------------------------------------------------------------
Class C                                        64.05%   28.77%        24.19%
--------------------------------------------------------------------------------
S&P Mid-Cap 400 Index/(1)/                     14.73%   23.05%        17.55%
--------------------------------------------------------------------------------
Lipper Mid-Cap Fund Average/(2)/               39.38%   23.07%        17.44%
--------------------------------------------------------------------------------

(1) The S&P Mid-Cap 400 Index is an unmanaged index of middle capitalization common stocks. It is not possible to invest directly in the index.
(2) The Lipper Mid-Cap Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with capitalization of less than $5 billion at the time of investment.
(3) The Fund began operations on 12/17/92. Index comparisons begin on 12/31/92.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The section of the Prospectus captioned "Financial Highlights" is supplemented by adding the following disclosure.

The financial highlights table is intended to help you understand the financial performance of Class A, Class B and Class C shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. Except as provided in the next sentence, the information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Trust's annual report to shareholders. The information for the Target fund for the period ended December 31, 1999 is included in the Trust's semi-annual report to shareholders, and is unaudited. The annual report and semi-annual report are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

     The information provided for the Target Fund reflects the operational history of a corresponding series of PIMCO Advisors Funds which reorganized as a series of the Trust on January 17, 1997. In connection with the reorganizations, the Fund changed its fiscal year ends from September 30 to June 30. The expense ratios provided for these Funds for periods prior to January 17, 1997 reflect fee arrangements of PIMCO Advisors Funds previously in effect which differ from the current fee arrangements of the Trust.

                                                        Net Realized/                     Dividends
    Year or          Net Asset Value    Net             Unrealized      Total Income      From Net
    Period           Beginning          Investment      Gain (Loss) on  From Investment   Investment
    Ended            of Period          Income (Loss)   Investments     Operations        Income
-----------------------------------------------------------------------------------------------------
Target Fund (i)
Class A
 12/31/99+            $17.72            $(0.09)(a)      $ 8.91(a)       $ 8.82             $0.00
 06/30/99              16.35             (0.09)(a)        2.44(a)         2.35              0.00
 06/30/98              16.82             (0.08)(a)        4.06(a)         3.98              0.00
 10/01/96- 06/30/97    17.11             (0.04)(a)        1.82(a)         1.78              0.00
 09/30/96              16.40             (0.05)           2.54            2.49              0.00
 09/30/95              13.13             (0.02)           3.45            3.43              0.00
 09/30/94              12.72             (0.04)           0.57            0.53              0.00

Class B
 12/31/99+             16.44             (0.16)(a)        8.22(a)         8.06              0.00
 06/30/99              15.34             (0.19)(a)        2.27(a)         2.08              0.00
 06/30/98              16.14             (0.19)(a)        3.84(a)         3.65              0.00
 10/01/96-06/30/97     16.58             (0.12)(a)        1.75(a)         1.63              0.00
 09/30/96              16.06             (0.09)           2.39            2.30              0.00
 05/22/95-09/30/95     13.93             (0.05)           2.18            2.13              0.00

Class C
 12/31/99+             16.43             (0.15)(a)        8.22(a)         8.07              0.00
 06/30/99              15.34             (0.19)(a)        2.26(a)         2.07              0.00
 06/30/98              16.13             (0.19)(a)        3.85(a)         3.66              0.00
 10/01/96-06/30/97     16.58             (0.12)(a)        1.74(a)         1.62              0.00
 09/30/96              16.05             (0.16)           2.47            2.31              0.00
 09/30/95              12.95             (0.12)           3.38            3.26              0.00
 09/30/94              12.65             (0.14)           0.56            0.42              0.00

                         Dividends in   Distributions       Distributions
    Year or              Excess of Net  From Net            In Excess of
    Period               Investment     Realized Capital    Net Realized
    Ended                Income         Gains               Capital Gains
--------------------------------------------------------------------------
Target Fund (i)
Class A
 12/31/99+               $0.00          $(1.80)             $0.00
 06/30/99                 0.00           (0.98)              0.00
 06/30/98                 0.00           (4.45)              0.00
 10/01/96- 06/30/97       0.00           (2.07)              0.00
 09/30/96                 0.00           (1.78)              0.00
 09/30/95                 0.00           (0.16)              0.00
 09/30/94                 0.00           (0.12)              0.00

Class B
 12/31/99+                0.00           (1.80)              0.00
 06/30/99                 0.00           (0.98)              0.00
 06/30/98                 0.00           (4.45)              0.00
 10/01/96-06/30/97        0.00           (2.07)              0.00
 09/30/96                 0.00           (1.78)              0.00
 05/22/95-09/30/95        0.00            0.00               0.00

Class C
 12/31/99+                0.00           (1.80)              0.00
 06/30/99                 0.00           (0.98)              0.00
 06/30/98                 0.00           (4.45)              0.00
 10/01/96-06/30/97        0.00           (2.07)              0.00
 09/30/96                 0.00           (1.78)              0.00
 09/30/95                 0.00           (0.16)              0.00
 09/30/94                 0.00           (0.12)              0.00

                                                                                               Ratio of Net
                                                                                  Ratio of      Investment
Tax Basis                      Net Asset                                        Expenses to  Income (Loss) to
Return of           Total     Value End of                   Net Assets End     Average Net     Average Net       Portfolio
 Capital        Distributions   Period      Total Return    of Period (000s)       Assets         Assets        Turnover Rate
--------------------------------------------------------------------------------------------------------------------------------
 $0.00             $(1.80)      $24.74         51.23%         $  221,955           1.20%          (0.96)%*            59%
  0.00              (0.98)       17.72         15.69%            170,277           1.21           (0.57)             229
  0.00              (4.45)       16.35         27.49             157,277           1.22           (0.49)             226
  0.00              (2.07)       16.82         11.19             150,689           1.20*          (0.31)*            145
  0.00              (1.78)       17.11         16.50             156,027           1.18           (0.34)             141
  0.00              (0.16)       16.40         26.50             121,915           1.20           (0.10)             128
  0.00              (0.12)       13.13          4.20              90,527           1.20           (0.30)             104

  0.00              (1.80)       27.70         50.60             125,134           1.95*          (1.72)*             59
  0.00              (0.98)       16.44         14.93              78,659           1.95           (1.31)             229
  0.00              (4.45)       15.34         26.45              76,194           1.96           (1.24)             226
  0.00              (2.07)       16.14         10.58              67,531           1.94*          (1.05)*            145
  0.00              (1.78)       16.58         15.58              49,851           1.93           (1.09)             141
  0.00               0.00        16.06         15.30               7,554           2.00*          (0.90)*            128

  0.00              (1.80)       22.70         50.69           1,307,105           1.95*          (1.71)*             59
  0.00              (0.98)       16.43         14.86             910,494           1.95           (1.31)             229
  0.00              (4.45)       15.34         26.53             952,728           1.96           (1.24)             226
  0.00              (2.07)       16.13         10.52             969,317           1.94*          (1.06)*            145
  0.00              (1.78)       16.58         15.66             974,948           1.93           (1.09)             141
  0.00              (0.16)       16.05         25.60             780,355           2.00           (0.90)             128
  0.00              (0.12)       12.95          3.40             556,043           2.00           (1.10)             104

(i) The information provided for the Target Fund reflects results of operations under the Fund's former Sub-Adviser through March 6, 1999. The Fund would not necessarily have achieved the performance results shown under its current investment management arrangements.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                               PIMCO TARGET FUND

                    Supplement dated March 31, 2000 to the
                         Prospectus for Class D Shares
                             dated November 1, 1999

--------------------------------------------------------------------------------

Note: This document supplements the PIMCO Funds: Multi-Manager Series Prospectus for Class D Shares (the "Class D Prospectus") dated November 1, 1999, which was filed as part of Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A on October 29, 1999.

--------------------------------------------------------------------------------

                    DISCLOSURE RELATED TO PIMCO TARGET FUND

The following Fund Summary is added to the Class D Prospectus.

            PIMCO Target Fund

Principal Investments    Investment Objective                Fund Focus                       Approximate Capitalization Range
and Strategies           Seeks capital appreciation; no      Medium capitalization            Between $1 billion and $10 billion
                         consideration is given to income    common stocks


                         Fund Category                       Approximate Number of Holdings   Dividend Frequency
                         Growth Stocks                       40-60                            At least annually


            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of between $1 billion and $10 billion at the time of investment.

             The portfolio managers select stocks for the Fund using a
            "growth" style. The portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio managers believe that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

             The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             .Market Risk            .Smaller Company Risk    .Currency Risk

             .Issuer Risk            .Liquidity Risk          .Credit Risk

             .Growth Securities Risk .Foreign Investment Risk .Management Risk


            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Class A shares, which are offered in a different prospectus. This is because the Fund did not offer Class D shares during the periods shown. Although Class D and Class A shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be higher than Class A performance because Class D shares do not pay any sales charges (loads). The Class A performance in the bar chart and the information to its right do not reflect the impact of sales charges. If they did, the returns would be lower than those shown. Unlike the bar chart, performance figures for Class A shares in the Average Annual Total Returns table reflect the impact of sales charges.

             The Average Annual Total Returns table also shows estimated historical performance for Class D shares based on the performance of the Fund's Class A shares, adjusted to reflect that there are no sales charges paid by Class D shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

Calendar Year Total Returns - Institutional Class


                   Calendar Graph Appears Here [Plot Points]

  [24.52%]    [3.09%]    [30.31%]    [15.68%]    [15.44%]   [23.27%]    [66.25%]
    1993        1994        1995        1996        1997      1998        1999

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
--------------------------------------
Highest (4/th/ Qtr. '99)        53.05%
--------------------------------------
Lowest (3/rd/ Qtr. '98)        -13.15%

Average Annual Total Returns (for periods ended 12/31/98)

                                                                 Fund Inception
                                              1 Year   5 Years   (12/17/92)/(3)/
--------------------------------------------------------------------------------
Class A                                        57.10%   28.28%        24.13%
--------------------------------------------------------------------------------
Class D                                        66.25%   29.74%        25.66%
--------------------------------------------------------------------------------
S&P Mid-Cap 400 Index/(1)/                     14.73%   23.05%        17.55%
--------------------------------------------------------------------------------
Lipper Mid-Cap Fund Average/(2)/               39.38%   23.07%        17.44%
--------------------------------------------------------------------------------

(1) The S&P Mid-Cap Index is an unmanaged index of middle capitalization common stocks. It is not possible to invest directly in the index.
(2) The Lipper Mid-Cap Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with market capitalizations of less than $5 billion at the time of investment. It does not take into account sales charges.
(3) The Fund began operations on 12/17/92. Index comparisons begin on 12/31/92.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
         -----------------------------------------------------------------------
         Class D   0.55%      0.25%               0.40%           1.20%
         -----------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Administrative Fees" in the Class D Prospectus for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses, which is based on estimated amounts for the
                Fund's initial Fiscal Year, reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                      Year 1     Year 3        Year 5        Year 10
            ----------------------------------------------------------
            Class D   $122       $381          $660          $1,455
            ----------------------------------------------------------

MANAGEMENT OF THE FUNDS; HOW FUND SHARES ARE PRICED; HOW TO BUY AND SELL SHARES; FUND DISTRIBUTIONS; and TAX CONSEQUENCES

     Disclosure for the TARGET Fund for the sections listed above is incorporated by reference from the corresponding sections of the Class D Prospectus. Except as expressly set forth herein or therein or as the context otherwise requires, references to a "Fund" or the "Funds" in such Prospectus are deemed to refer to the PIMCO Target Fund.

     PIMCO Advisors serves as Investment Adviser and Administrator for the Fund. Kenneth W. Corba and Jeff Parker of PIMCO Equity Advisors (which serves as Sub-Adviser to the Fund) have served as the portfolio managers of the Target Fund since March, 1999. Information about PIMCO Advisors, Mr. Corba and PIMCO Equity Advisors is set forth in the Class D Prospectus under "Management of the Funds." Information about Mr. Parker is incorporated by reference in the section captioned "Management of the Funds--PIMCO Equity Advisors," which is incorporated by reference herein from the PIMCO Funds: Multi-Manager Series Prospectus for Institutional and Administrative Class shares dated November 1, 1999, which was filed as part of Post-Effective Amendment No. 43 to the Trust's Registration Statement on October 29, 1999 (the "Institutional Prospectus"). The Fund pays monthly advisory fees to PIMCO Advisors at the annual rate of 0.55% of the average daily net assets of the Fund. The Fund pays PIMCO Advisors monthly administrative fees at the annual rate of 0.65% of the average daily net assets attributable in the aggregate to the Fund's Class D shares. As discussed in the Class D Prospectus under "Management of the Funds--Administrative Fees" and "Management of the Funds--12b-1 Plan for Class D Shares," 0.25% of the Administrative Fee rate of 0.65% is payable under the 12b-1 Plan for Class D shares.

     The Fund intends to declare and distribute income dividends to shareholders of record at least annually.

SUMMARY OF PRINCIPAL RISKS; CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES

     The disclosure for the Fund in this section is incorporated by reference from the corresponding sections of the Institutional Prospectus. Except as expressly set forth herein or therein or as the context otherwise requires, references to a "Fund" or the "Funds" in such Prospectus are deemed to refer to the PIMCO Target Fund.


FINANCIAL HIGHLIGHTS

     The Fund did not offer Class A, B or C shares during the periods listed in the section of the Class D Prospectus captioned "Financial Highlights."

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                     SUPPLEMENT DATED MARCH 31, 2000 TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 1, 2000

THIS SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION OF PIMCO FUNDS:
MULTI-MANAGER SERIES PERTAINS SOLELY TO PIMCO TARGET FUND, A SERIES OF THE TRUST. NO INFORMATION RELATING TO ANY OTHER SERIES OF THE TRUST IS AMENDED OR SUPERSEDED HEREBY.

1. The Section of the SAI captioned "Other Information--Certain Ownership of Trust Shares" is amended by adding the following table.

     The table below sets forth information concerning the persons who owned of record or beneficially more than 5% of the noted class of shares of the Target Fund on March 15, 2000.

                                                                      PERCENTAGE OF
                                                                       OUTSTANDING
                                                           SHARES     SHARES OF CLASS
                                                            OWNED           OWNED
                                                         ----------   ---------------

PIMCO TARGET FUND

INSTITUTIONAL CLASS
Pacific Mutual Life Insurance Co.                         234,099.426        54.13%
Employees Retirement Plan Trust
700 Newport Center Drive
Newport Beach, California  92660

BAC Local #19 Pension Trust                                47,948.427        11.09%
c/o Allied Administrators Inc.
777 Davis Street
San Francisco, California  94111

90/10 Portfolio                                            46,207.436        10.68%
PIMCO Funds Asset Allocation Series
800 Newport Center Drive
Newport Beach, California  92660

Pacific Life Foundation                                    41,851.610         9.38%
Attn:  Michele Myszka
700 Newport Center Drive
Newport Beach, California  92660

60/40 Portfolio                                            27,104.339         6.27%
PIMCO Funds Asset Allocation Series
800 Newport Center Drive
Newport Beach, California  92660

CLASS A
Merrill Lynch Pierce Fenner & Smith Inc.**              1,433,986.893        14.68%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

CLASS B
Merrill Lynch Pierce Fenner & Smith Inc.**              1,786,075.319        27.69%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

CLASS C
Merrill Lynch Pierce Fenner & Smith Inc.**             13,913,212.365        24.00%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

_________________
* Entity owned 25% or more of the outstanding shares of beneficial interest of the Fund, and therefore may be presumed to "control" the Fund, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act").

**  Shares are believed to be held only as nominee.

2. The section of the SAI captioned "Other Information--Calculation of Total Return" is amended by adding the following disclosure:

     The table below sets forth the average annual total return of certain classes of shares of the Core Equity Fund for periods ended December 31, 1999. For periods prior to the "Inception Date" of a particular class of the Fund's shares, total return presentations for the class are based on the historical performance of Institutional Class shares of the Fund (the oldest class) adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and administrative fee charges.

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED JUNE 30, 1999*

-------------------------------------------------------------------------------------------------
                                                             SINCE    INCEPTION      INCEPTION
                                                           INCEPTION    DATE OF    DATE OF CLASS
  FUND       CLASS***      1 YEAR     5 YEARS   10 YEARS    OF FUND       FUND
                                                          (ANNUALIZED)
-------------------------------------------------------------------------------------------------
Target           Class A     57.10%     28.28%    N/A           24.13%    12/17/92       12/17/92
                 Class B     60.05%     28.62%    N/A           24.19%                    5/22/95
                 Class C     64.05%     28.77%    N/A           24.19%                   12/17/92
           Institutional     16.17%(#)  23.05%(#) N/A        17.55%(#)                     4/1/99
          Administrative     15.88%(#)  23.07%(#) N/A        17.44%(#)                     4/1/99
-------------------------------------------------------------------------------------------------

* Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, B and C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A, B and C Prospectus.

*** Class A, Class B, Class D, Institutional Class and Administrative Class total return presentations for the Fund listed for periods prior to the Inception Date of the particular class of the Fund reflect the prior performance of Class A shares of the Fund, adjusted to reflect the actual sales charges (or no sales charges in the case of Institutional Class and Administrative Class shares) of the newer class. The adjusted performance also reflects any different operating expenses associated with the newer class. These include (i) 12b-1 distribution and servicing fees, which are paid by Class C and Class B (at a maximum rate of 1.00% per annum) and Class A and the Administrative Class (at a maximum rate of .25% per annum), may be paid by Class D (at a maximum rate of
 .25% per annum), and are not paid by the Institutional Class and (ii) administrative fee charges, which are lower than Class C charges for the Institutional and Administrative Classes (a maximum differential of .15% per annum) and higher for Class D (a maximum differential of .25% per annum). (Administrative fee charges are the same for Class A, B and C shares.)

Note also that, prior to January 17, 1997, Class A, Class B and Class C shares of the former PAF series were subject to a variable level of expenses for such services as legal, audit, custody and transfer agency services. As described in the Class A, B and C Prospectus, for periods subsequent to January 17, 1997, Class A, Class B and Class C shares of the Trust are subject to a fee structure which essentially fixes these expenses (along with other administrative expenses) under a single administrative fee based on the average daily net assets of a Fund attributable to Class A, Class B and Class C shares. Under the current fee structure, the Target Fundis expected to have higher total Fund operating expenses than its predecessor had under the fee structure for PAF (prior to January 17, 1997). All other things being equal, such higher expenses have an adverse effect on total return performance for these Funds after January 17, 1997.

(#) WHERE NOTED, THE METHOD OF ADJUSTMENT USED IN THE TABLE ABOVE FOR PERIODS PRIOR TO THE INCEPTION DATE OF THE NOTED CLASSES OF THE FUNDS RESULTED IN PERFORMANCE FOR THE PERIOD SHOWN WHICH IS HIGHER THAN IF THE HISTORICAL CLASS CLASS A SHARE PERFORMANCE (I.E., THE OLDER CLASS USED FOR PRIOR PERIODS) WERE NOT ADJUSTED TO REFLECT THE LOWER OPERATING EXPENSES OF THE NEWER CLASS. The following table shows the lower performance figures that would be obtained if the performance for newer classes with lower operating expenses were calculated by essentially tacking to such classes' actual performance the actual performance (with adjustment for actual sales charges) of the older Class of shares, with their higher operating expenses, for periods prior to the initial offering date of the newer class (i.e., the total return presentations below are based, for periods prior to the Inception Date of the noted classes, on the historical performance of the older class adjusted to reflect the current sales charges (if any) associated with the newer class, but not reflecting lower operating expenses associated with the newer class, such as lower administrative fee charges and/or 12b-1 distribution and servicing fee charges).


                TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 1999
            (with no adjustment for operating expenses of the noted
              classes for periods prior to their inception dates)

                                                       SINCE INCEPTION
                                                           OF FUND
  FUND        CLASS       1 YEAR   5 YEARS   10 YEARS    (ANNUALIZED)
----------------------------------------------------------------------
Target     Institutional   66.34%    29.87%        --            25.22%
          Administrative   66.22%    29.85%        --            25.21%
----------------------------------------------------------------------

3. The section of the SAI captioned "Other Information--Financial Statements" is amended by adding the following paragraph:

Unaudited financial statements for the Target Fund ONLY, as of December 31, 1999, for the period then ended, including notes thereto, are incorporated by reference from the Trust's December 31, 1999 Semi-Annual Reports for Institutional and Administrative Class shares and for Class A, B and C shares. The Trust's December 31, 1999 Semi-Annual Reports, including the Semi-Annual Report for Institutional and Administrative Class shares and for Class A, B and C shares, were filed electronically with the SEC on March 7, 2000 (Accession No. 0001017062-00-000663). No information from the Semi-Annual Reports is incorporated by reference herein with respect to any other series of the Trust.

PART C.  OTHER INFORMATION


Item 23.  Exhibits.

          The letter of each exhibit relates to the exhibit designation in Form N-1A:

          (a) Form of Second Amendment and Restated Agreement and Declaration of Trust (2)

          (b)  (1)  Form of First Amended and Restated Bylaws (4)

               (2)  Amendment to First Amended and Restated Bylaws (15)

          (c) (1) Article III (Shares) and Article V (Shareholders' Voting Powers and Meetings) of the Second Amended and Restated Agreement and Declaration of Trust (2)

               (2) Article 9 (Issuance of Shares Certificates) and Article 11 (Shareholders' Voting Powers and Meetings) of the First Amended and Restated Bylaws (4)

          (d)  (1) (i)    Form of Amended and Restated Investment Advisory
                          Agreement (4)

                   (ii) Form of Addendum to Amended and Restated Investment Advisory Agreement to add PIMCO International Growth Fund and PIMCO Tax-Efficient Structured Emerging Markets Fund (6)

                   (iii) Form of Addendum to Amended and Restated Investment Advisory Agreement to add PIMCO Value 25 Fund, PIMCO Hard Assets Fund, and PIMCO Tax-Efficient Equity Fund
                          (10)

                   (iv) Form of Addendum to Amended and Restated Investment Advisory Agreement to add PIMCO Funds Asset Allocation Series - 90/10 Portfolio, PIMCO Funds Asset Allocation Series - 60/40 Portfolio, and PIMCO Funds Asset Allocation Series -30/70 Portfolio (9)

                   (v) Form of Addendum to Amended and Restated Investment Advisory Agreement to add PIMCO Mega-Cap Fund (13)

                   (vi) Form of Addendum to Amended and Restated Investment Advisory Agreement to add the PIMCO Global Innovation, NFJ Value, NFJ Equity Income, Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds, to be filed by amendment.

               (2) (i) Form of Portfolio Management Agreement, as amended, with NFJ Investment Group (4)

                   (ii) Form of Addendum to Portfolio Management Agreement with NFJ Investment Group to add PIMCO Value 25 Fund and PIMCO Hard Assets Fund (10)

                   (iii) Form of Addendum to Portfolio Management Agreement with NFJ Investment Group to add the NFJ Value and NFJ Equity Income Funds, to be filed by amendment.

                   (iv) Form of Portfolio Management Agreement, as amended, with Cadence Capital Management (4)

                   (v) Form of Addendum to Portfolio Management Agreement with Cadence Capital Management to add PIMCO Mega-Cap Fund (13)

                   (vi) Form of Addendum to Portfolio Management Agreement with Cadence Capital Management to add Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds, to be filed by amendment.

                   (vii) Form of Portfolio Management Agreement, as amended, with Parametric Portfolio Associates (4)

                   (viii) Form of Addendum to Portfolio Management Agreement
                          with Parametric Portfolio Associates to add PIMCO Tax-Efficient Structured Emerging Markets Fund (6)

                         (ix) Form of Addendum to Portfolio Management Agreement with Parametric Portfolio Associates to add PIMCO Tax-Efficient Equity Fund (10)

                         (x) Form of Portfolio Management Agreement with Blairlogie Capital Management (13)

                         (xi) Form of Amended and Restated Portfolio Management Agreement with Columbus Circle Investors (4)

                         (xii) Form of Addendum to Portfolio Management Agreement with Columbus Circle Investors to add PIMCO International Growth Fund (6)

                         (xiii) Form of Portfolio Management Agreement with Van
                                Eck Associates Corporation (4)

              (e)  (1)  Amended Distribution Contract (4)

                   (2) Form of Amended and Restated Distribution Contract (to add Class D shares) (7)

                   (3)  Form of Addendum to Distribution Contract to add
                        PIMCO International Growth Fund and PIMCO Tax-Efficient Structured Emerging Markets Fund (6)

                   (4)  Form of Addendum to Distribution Contract to add
                        PIMCO Value 25 Fund, PIMCO Hard Assets Fund, and PIMCO Tax-Efficient Equity Fund (10)

                   (5)  Form of Addendum to Distribution Contract to add
                        PIMCO Funds Asset Allocation Series - 90/10 Portfolio, PIMCO Funds Asset Allocation Series - 60/40 Portfolio and PIMCO Funds Asset Allocation Series - 30/70 Portfolio (9)

                   (6) Form of Supplement to Distribution Contract to add PIMCO Mega-Cap Fund (13)

                   (7) Form of Supplement to Distribution Contract to add the PIMCO Global Innovation, NFJ Equity Income, NFJ Value, Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds, to be filed by amendment.

              (f)       Not Applicable

              (g)  (1)  Form of Custody and Investment Accounting Agreement with
                        Investors Fiduciary Trust Company (13)

              (h)  (1)  Form of Amended Administration Agreement between the
                        Trust and PIMCO Advisors L.P. (4)

                   (2) Form of Amended and Restated Administration Agreement (to include Class D shares ) between the Trust and PIMCO Advisors L.P. (7)


                   (3) Form of Amendment No. 1 to Amended and Restated Administration Agreement between the Trust and PIMCO Advisors L.P. (14)


                   (4) Form of Administration Agreement between PIMCO Advisors L.P. and Pacific Investment Management Company (4)

                   (5) Form of Amendment to Administration Agreement (to include Class D shares) between PIMCO Advisors L.P. and Pacific Investment Management Company (11)

                   (6)  Form of Agency Agreement and Addenda (1)

                   (7)  Form of Addendum to Agency Agreement (4)

                   (8)  Form of Assignment of Agency Agreement (4)

                   (9)  Form of Addendum to Agency Agreement (6)

                   (10) (i) Form of Transfer Agency and Services Agreement with
                            National Financial Data Services, to be filed by amendment.

                        (i) Form of Transfer Agency and Services Agreement with
                            First Data Investor Services Group, Inc., filed herewith.

                   (11) Form of Service Plan for Institutional Services Shares
                        (6)

                   (12) Form of Administrative Services Plan for Administrative
                        Class Shares (4)

              (i)       Opinion and Consent of Counsel (6)


              (j)  (1)  Consent of PricewaterhouseCoopers LLP, filed
                        herewith.

                        (i)  Letter dated October 26, 1999 from
                             PricewaterhouseCooopers LLP to the Securities and Exchange Commission. (14)


                   (2)  Consent and Opinion of Coopers & Lybrand LLP (6)

              (k)       Not Applicable

              (l)       Initial Capital Agreement (6)

              (m)  (1)  Form of Distribution and Servicing Plan (Class A) (4)

                   (2)  Form of Distribution and Servicing Plan (Class B) (4)

                   (3)  Form of Distribution and Servicing Plan (Class C) (4)

                   (4) Form of Distribution Plan for Administrative Class Shares (4)

                   (5) Form of Distribution Plan for Class D Shares included as part of the Form of Amended and Restated Administration Agreement included in Exhibit 9(b)

              (n)  (a)  Financial Data Schedules for the period ended
                        6/30/98 (11)

                   (b)  Financial Data Schedules for the period ended
                        12/31/98 (12)

              (o)       Form of Amended and Restated Multi-Class Plan (7)

              (p)  (1)  Powers of Attorney and Certificate of Secretary (1)

                   (2) Power of Attorney for E. Philip Cannon, Donald P. Carter, Gary A. Childress, William D. Cvengros, John P. Hardaway, Joel Segall, W. Bryant Stooks, Gerald M. Thorne, Richard L. Nelson, Lyman W. Porter and Alan Richards (5)

                   (3)  Power of Attorney for Kenneth M. Poovey (16)


--------------------
1 Included in Post-Effective Amendment No. 22 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on July 1, 1996.

2 Included in Definitive Proxy Statement of the Trust (File No. 811-06161), as filed on November 7, 1996.

3 Included in Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A of PIMCO Advisors Funds (File No. 2-87203), as filed on November 30, 1995.

4 Included in Post-Effective Amendment No. 25 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on January 13, 1997.

5 Included in Post-Effective Amendment No. 27 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on October 10, 1997.

6 Included in Post-Effective Amendment No.28 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on October 31, 1997.

7 Included in Post-Effective Amendment No. 30 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on March 13, 1998.

8 Included in Post-Effective Amendment No. 32 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on April 21, 1998.

9 Included in Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on June 30, 1998.

10. Included in Post-Effective Amendment No. 34 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on July 2, 1998.

11. Included in Post-Effective Amendment No. 36 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on October 30, 1998.

12. Included in Post-Effective Amendment No. 38 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on March 31, 1999.

13. Included in Post-Effective Amendment No. 39 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on May 25, 1999.

14. Included in Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on October 29, 1999.

15. Included in Post-Effective Amendment No. 44 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on December 14, 1999.

16. Included in Post-Effective Amendment No. 46 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on March 27, 2000.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          Not applicable.

Item 25.  Indemnification

     Reference is made to Article VIII, Section 1, of the Registrant's Second Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference herein.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Second Amended and Restated Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 27. Business and Other Connections of Investment Advisor and Portfolio Managers.

     Unless otherwise stated, the principal business address of each organization listed in 800 Newport Center Drive, Newport Beach, CA 92660.

                              PIMCO Advisors L.P.

Name                 Position with Advisor         Other Affiliations

Walter E. Auch, Sr.  Member of Management Board    Management Consultant;
                                                   Director, Fort Dearborn Fund,
                                                   Shearson VIP Fund, Shearson
                                                   Advisors Fund, Shearson TRAK
                                                   Fund, Banyan Land Trust,
                                                   Banyan Land Fund II, Banyan
                                                   Mortgage Fund, Allied
                                                   Healthcare Products, Inc.,
                                                   First Western Inc., DHR Group
                                                   and Geotech Industries.

William R. Benz      Member of Management Board    See Pacific Investment
                                                   Management Company.

David B. Breed       Member of Management Board    Director, Managing Director
                                                   and Chief Executive Officer,
                                                   Cadence Capital Management,
                                                   Inc.; Managing Director and
                                                   Chief Executive Officer,
                                                   Cadence Capital Management.


Kenneth W. Corba     Member of Management Board.   None.
                     Managing Director and Chief
                     Investment Officer of
                     PIMCO Equity Advisors.

William D. Cvengros  Chief Executive Officer       Director, PIMCO Funds
                     and President, Member of      Distributors LLC;
                     Management Board              Director, PIMCO Funds
                                                   Advertising Agency; Director
                                                   President and Chief Executive
                                                   Officer, Thomson Advisory
                                                   Group, Inc.



Walter B. Gerken     Chairman and Member of        Director, Mullin Consulting
                     Management Board              Inc Director, Executive
                                                   Services Corps. of Southern
                                                   California.

Colin Glinsman       Member of Management          Managing Director,
                     Board                         Oppenheimer Capital.

William H. Gross     Operating Board               Director and Managing
                     and Equity Board              Director, PIMCO Management,
                                                   Inc.; Managing Director,
                                                   Pacific Investment Management
                                                   Company; Senior Vice
                                                   President, PIMCO Funds:
                                                   Pacific Investment Management
                                                   Series, PIMCO Variable
                                                   Insurance Trust; Director and
                                                   Vice President, StocksPLUS
                                                   Management, Inc.; Member of
                                                   PIMCO Partners LLC.

Brent R. Harris      Member of Management Board    Director and Managing
                                                   Director, PIMCO Management,
                                                   Inc.; Managing Director,
                                                   Pacific Investment Management
                                                   Company; Director and Vice
                                                   President,

                                                         StocksPLUS Management,
                                                         Inc.; Chairman of the
                                                         Board and Trustee,
                                                         PIMCO Funds: Pacific
                                                         Investment Management
                                                         Series, PIMCO Variable
                                                         Insurance Trust and
                                                         PIMCO Commercial
                                                         Mortgage Securities
                                                         Trust, Inc.; Member of
                                                         PIMCO Partners LLC.

Donald R. Kurtz           Member of Management Board     Donald R. Kurtz Member
                                                         of Management Board
                                                         Formerly, Vice
                                                         President of Internal
                                                         Asset Management,
                                                         General Motors
                                                         Investment Management
                                                         Corp.; Director,
                                                         Thomson Advisory Group
                                                         L.P.

George A. Long            Member of Management Board     Chairman and Chief
                                                         Executive Officer of
                                                         Oppenheimer Capital.


James McCaughan           Member of Management Board     Chief Executive
                                                         Officer, Oppenheimer
                                                         Capital


James F. McIntosh         Member of Management Board     Executive Director,
                                                         Allen Matkins, Leck,
                                                         Gamble & Mallory LLP.
                                                         Formerly, Director,
                                                         Pacific Investment
                                                         Management Company.

Kenneth H. Mortenson      Member of Management Board     Managing Director of
                                                         Oppenheimer Capital.

William F. Podlich, III   Member of Management Board     Director and Managing
                                                         Director, PIMCO
                                                         Management, Inc.;
                                                         Managing Director,
                                                         Pacific Investment
                                                         Management Company;
                                                         Vice President, PIMCO
                                                         Commercial Mortgage
                                                         Securities Trust, Inc.;
                                                         Member of PIMCO
                                                         Partners LLC.

William C. Powers         Member of Management           See Pacific Investment
                          Board                          Management Company.


Glenn S. Schafer          Member of Management           Board President and
                          Board                          Director, Pacific
                                                         Mutual Holding Company,
                                                         Pacific LifeCorp,
                                                         Pacific Life Insurance
                                                         Company, Pacific
                                                         Financial Asset
                                                         Management Corp.,
                                                         PMRealty Advisors,
                                                         Inc.; Director, Pacific
                                                         Mutual Distributors,
                                                         Inc., Mutual Service
                                                         Corporation,
                                                         UnitedPlanners' Group,
                                                         Inc., Thomson Advisory
                                                         Group.

Thomas C. Sutton     Member of Management Board    Chairman, Chief Executive
                                                   Officer and Director, Pacific
                                                   William S. Thomson, Jr.
                                                   Mutual Holding Company,
                                                   Pacific LifeCorp, Pacific
                                                   Life Insurance Company,
                                                   Pacific Financial Asset
                                                   Management Corp.; Director,
                                                   Pacific Mutual Distributors,
                                                   Inc., Mutual Service
                                                   Corporation, United Planners'
                                                   Group, Inc., PMRealty
                                                   Advisors, Inc.


William S. Thompson, Member of Management Board;   Director, Managing Director
Jr.                  Chairman, Executive           and Chief Executive Committee
                     Committee                     Fitzgerald Officer, PIMCO
                                                   Management, Inc.; Chief
                                                   Executive Officer and
                                                   Managing Director, Pacific
                                                   Investment Management
                                                   Company; Member, President
                                                   and Chief Executive Officer,
                                                   PIMCO Partners LLC; Director
                                                   and President, StocksPLUS
                                                   Management, Inc.; Vice
                                                   President, PIMCO Variable
                                                   Insurance Trust, PIMCO Funds:
                                                   Pacific Investment Management
                                                   Series, and PIMCO Commercial
                                                   Mortgage Securities Trust,
                                                   Inc.; Director, Thomson
                                                   Advisory Group, Inc.



Robert M. Fitzgerald Senior Vice President         Chief Financial Officer and
                     and Chief                     Treasurer, PIMCO Funds
                     Financial Officer             Distributors, LLC, Cadence
                                                   Capital Management, Inc., NFJ
                                                   Investment Group, NFJ
                                                   Management, Inc., Parametric
                                                   Portfolio Associates,
                                                   Parametric Management, Inc.,
                                                   PIMCO Management, Inc.,
                                                   Pacific

                                                   Investment Management
                                                   Company, and StocksPLUS
                                                   Management, Inc.; Chief
                                                   Financial Officer and
                                                   Assistant Treasurer, Cadence
                                                   Capital Management; Senior
                                                   Vice President and Chief
                                                   Financial Officer, Value
                                                   Advisors LLC; Chief
                                                   Financial Officer and
                                                   Treasurer, PIMCO Funds
                                                   Advertising Agency; Senior
                                                   Vice President, Chief
                                                   Financial Officer and
                                                   Treasurer, Thomson Advisory
                                                   Group, Inc.

Benjamin L. Trosky   Member of Management Board    Managing Director, Pacific
                                                   Investment Management
                                                   Company; Director and
                                                   Managing Director, PIMCO
                                                   Management, Inc.; Senior Vice
                                                   President, PIMCO Commercial
                                                   Mortgage Securities Trust,
                                                   Inc.; Member of PIMCO
                                                   Partners LLC.


Bradley W. Paulson   Vice President                Vice President and Secretary,
                                                   PIMCO Global Advisors
                                                   (Europe) Limited, PIMCO
                                                   Global Advisors (Japan)
                                                   Limited; Vice President,
                                                   Pacific Investment Management
                                                   Company.


Kenneth M. Poovey    Chief Operating Officer       Executive Vice President and
                     and General Counsel           General Counsel, Value
                                                   Advisors LLC and Thomson
                                                   Advisory Group, Inc. Trustee
                                                   of the Trust.

Stephen J. Treadway  Executive Vice President      Chairman, President, and
                                                   Chief Executive Officer,
                                                   PIMCO Funds Advertising
                                                   Agency, Inc., PIMCO Funds
                                                   Distributors LLC, and
                                                   Trustee, President and Chief
                                                   Executive Officer of the
                                                   Trust.

Robert S. Venable    Vice President                None



James G. Ward        Senior Vice President,        Senior Vice President, Human
                     Human Resources               Resources, Value Advisors
                                                   LLC; Senior Vice President,
                                                   Thomson Advisory Group, Inc.

Richard M. Weil      Senior Vice President -       Senior Vice President,
                     Legal, Secretary              Assistant Secretary, PIMCO
                                                   Management, Inc.; Secretary,
                                                   Cadence Capital Management,
                                                   Inc., NFJ Investment Group,
                                                   NFJ Management, Inc.,
                                                   Parametric Portfolio
                                                   Associates, Parametric
                                                   Management, Inc., and
                                                   StocksPLUS Management, Inc.;
                                                   Assistant Secretary, Cadence
                                                   Capital Management, PIMCO
                                                   Funds Advertising Agency,
                                                   Inc. and Pacific Management
                                                   Investment Company; and
                                                   Senior Vice President, Legal,
                                                   Secretary Value Advisors LLC,
                                                   Thomson Advisors LLC, Thomson
                                                   Advisory Group, Inc.



Frank C. Poli        Vice President, Director of   Compliance Officer,
                     Compliance                    PIMCO Funds Distributors LLC





Vinh T. Nguyen       Vice President, Controller    Vice President, Controller,
                                                   Columbus Circle Investors
                                                   Management, Inc., Cadence
                                                   Capital Management, Inc., NFJ
                                                   Management, Inc., Parametric
                                                   Management, Inc., StocksPLUS
                                                   Management, Inc., PIMCO Funds
                                                   Advertising Agency, Inc.,
                                                   PIMCO

                                                   Funds Distributors LLC,
                                                   and Value Advisors LLC;
                                                   Controller, Pacific
                                                   Investment Management Company
                                                   and PIMCO Management, Inc.




Timothy R. Clark     Vice President, Mutual        Senior Vice President, PIMCO
                     Funds Division                Funds Distributors LLC


Newton B. Schott,    Senior Vice President,        Director, Executive Vice
Jr.                  Mutual Funds Division         President, Chief
                                                   Administrative Officer,
                                                   General Counsel and
                                                   Secretary, PIMCO Funds
                                                   Distributors LLC and PIMCO
                                                   Funds Advertising Agency,
                                                   Inc.; Vice President and
                                                   Secretary, the Trust;
                                                   Vice President,
                                                   PIMCO Advisors Mutual Fund
                                                   Division


Diane P. Dubois      Vice President, Finance      None.


Ernest L. Schmider   Senior Vice President        See Pacific Investment
                                                  Management Company



                           Cadence Capital Management
                        Exchange Place, 53 State Street
                          Boston, Massachusetts  02109

Name                     Position with Portfolio   Other Affiliations
                         Manager

William B. Bannick       Managing Director and     Director and Managing
                         Executive Vice President  Director,
                                                   Cadence Capital Management,
                                                   Inc.

David B. Breed          Managing Director and      Member of Management Board,
                        Chief Executive Officer    PIMCO Advisors L.P.;
                                                   Director, Managing Director
                                                   and Chief Executive Officer,
                                                   Cadence Capital Management,
                                                   Inc.

Katherine A. Burdon     Managing Director            None.

Mary Ellen Melendez     Secretary                    None.

Robert M. Fitzgerald    Chief Financial Officer      See PIMCO Advisors L.P.
                        and Assistant Treasurer

Barbara M. Green        Treasurer                    None.

Richard M. Weil         Assistant Secretary          See PIMCO Advisors L.P.





                              NFJ Investment Group
                          2121 San Jacinto, Suite 1440
                              Dallas, Texas  75201

Name                    Position with Portfolio      Other Affiliations
                        Manager

Benno J. Fischer        Managing Director            Director, Managing
                                                     Director, and Co-Chairman,
                                                     NFJ Management, Inc.

Robert M. Fitzgerald    Chief Financial Officer      See PIMCO Advisors L.P.
                        and Treasurer

John L. Johnson         Managing Director            Director, and Co-Chairman
                                                     Managing Director, NFJ
                                                     Management, Inc.

Jack C. Najork          Managing Director            Director, Managing
                                                     Director, Co-Chairman, NFJ
                                                     Management, Inc.

Richard M. Weil         Secretary                    See PIMCO Advisors L.P.

                        Parametric Portfolio Associates
                    7310 Columbia Center, 701 Fifth Avenue,
                        Seattle, Washington  98104-7090

Name                       Position with Portfolio           Other Affiliations

                                  Manager

William E. Cornelius,    Managing Director            Director, Managing
Jr.                                                   Chief Executive Officer
                                                      Parametric Management,
                                                      Inc.

David M. Stein           Managing Director            Director and Managing
                                                      Director, Parametric
                                                      Management, Inc.

Brian Langstraat         Managing Director            None.

Robert M. Fitzgerald     Chief Financial Officer      See PIMCO Advisors L.P.
                         and Treasurer

Richard M. Weil          Secretary                    See PIMCO Advisors L.P.


                Pacific Investment Management Company ("PIMCO")
                      840 Newport Center Drive, Suite 300
                        Newport Beach, California  92660

Name                    Position with Portfolio       Other Affiliations
                        Manager

George C. Allan         Senior Vice President         Senior Vice President,
                                                      PIMCO Management, Inc.

Tamara J. Arnold        Senior Vice President         Senior Vice President,
                                                      PIMCO Management, Inc.

Michael R. Asay         Vice President                Vice President, PIMCO
                                                      Management, Inc.

Leslie A. Barbi         Senior Vice President         Senior Vice President,
                                                      PIMCO Management, Inc.

William R. Benz, II     Managing Director             Director and Managing
                                                      Director, PIMCO
                                                      Management, Inc.; Member
                                                      of PIMCO Partners
                                                      LLC. Member of Management
                                                      Board, PIMCO Advisors L.P.

Gregory A. Bishop        Vice President             None.

Andrew Brick             Senior Vice President      Senior Vice President,
                                                    PIMCO Management, Inc.

John B. Brynjolfsson     Vice President             Vice President, PIMCO
                                                    Management, Inc.

R. Welsley Burns         Managing Director          Executive Vice President,
                                                    PIMCO Management, Inc.;
                                                    President, PIMCO Funds:
                                                    Pacific Investment
                                                    Management Series; President
                                                    and Director, PIMCO
                                                    Commercial Mortgage
                                                    Securities Trust, Inc.;
                                                    President and Trustee, PIMCO
                                                    Variable Insurance Trust;
                                                    Director, PIMCO Global
                                                    Advisors (Ireland) Limited
                                                    and PIMCO Advisors Funds
                                                    plc.

Carl J. Cohen            Vice President             Vice President, PIMCO
                                                    Management, Inc.

Jerry L. Coleman         Vice President             Vice President, PIMCO
                                                    Management, Inc.

Doug Cummings            Vice President             Vice President, PIMCO
                                                    Management, Inc.

Wendy W. Cupps           Vice President             Vice President, PIMCO
                                                    Management, Inc.

Chris Dialynas           Director                   Managing Director, PIMCO
                                                    Management, Inc.
David J. Dorff           Vice President

Michael Dow              Vice President             Vice President, PIMCO
                                                    Management, Inc. and PIMCO
                                                    Funds:  Pacific Investment
                                                    Management Series.

Anita Dunn               Vice President             Vice President, PIMCO
                                                    Management, Inc.

A. Benjamin Ehlert      Executive Vice President    Executive Vice President,
                                                    PIMCO Management, Inc.

Robert A. Ettl          Senior Vice President and   Vice President, PIMCO
                        Chief Operations Officer    Management, Inc.

Anthony L. Faillace     Vice President              Vice President, PIMCO
                                                    Management, Inc.

Robert M. Fitzgerald    Chief Financial Officer     See PIMCO Advisors L.P.
                        and Treasurer

Ursula T. Frisch        Vice President              Vice President, PIMCO
                                                    Management, Inc. and PIMCO
                                                    Funds:  Pacific Investment
                                                    Management Series.

William H. Gross        Managing Director           See PIMCO Advisors L.P.


John L. Hague           Managing Director           Director, PIMCO Management,
                                                    Inc., Member of PIMCO
                                                    Partners LLC.

Gordon C. Hally         Executive Vice President    Executive Vice President,
                                                    PIMCO Management, Inc.

Pasi M. Hamalainen      Executive Vice President    Executive Vice President,
                                                    PIMCO Management, Inc.

John P. Hardaway        Senior Vice President       Vice President, PIMCO
                                                    Management, Inc.; Treasurer
                                                    of the Trust, PIMCO Funds:
                                                    Pacific Investment
                                                    Management Series, PIMCO
                                                    Commercial Mortgage
                                                    Securities Trust, Inc., and
                                                    PIMCO Variable Insurance
                                                    Trust.

Brent R. Harris         Managing Director           See PIMCO Advisors L.P.


Joseph Hattesohl        Vice President and Manager  Vice President, PIMCO
                        of Fund Taxation            Management, Inc.; Assistant
                                                    Treasurer, the Trust, PIMCO
                                                    Funds: Pacific Investment
                                                    Management Series, PIMCO
                                                    Variable Insurance Trust,
                                                    and PIMCO Commercial
                                                    Mortgage Securities Trust,
                                                    Inc.

Raymond C. Hayes        Vice President              Vice President, PIMCO Robert
                                                    G. Herin Management, Inc.
                                                    and PIMCO Funds: Pacific
                                                    Investment Management
                                                    Series.

Robert G. Herin         Vice President              Vice President, PIMCO
                                                    Management, Inc.

David C. Hinman         Vice President              Vice President, PIMCO
                                                    Management, Inc.

Liza Hocson             Vice President              Vice President, PIMCO
                                                    Management, Inc.

Douglas M. Hodge        Executive Vice President    Executive Vice President,
                                                    PIMCO Management, Inc.

Brent L. Holden         Executive Vice President    Executive Vice President,
                                                    PIMCO Management, Inc.

Dwight F. Holloway,     Vice President              Vice President, PIMCO
Jr.                                                 Management, Inc.

Jane T. Howe            Vice President              Vice President, PIMCO
                                                    Management, Inc.

Mark Hudoff             Vice President              Vice President, PIMCO
                                                    Management, Inc.

Margaret E. Isberg      Executive Vice President    Executive Vice President,
                                                    PIMCO Management, Inc.;
                                                    Senior Vice President, PIMCO
                                                    Funds: Pacific Investment
                                                    Management Series.

James M. Keller         Vice President              Vice President, PIMCO
                                                    Management, Inc.

Sharon K. Kilmer        Executive Vice President    None.

Thomas J. Kelleher      Vice President              Vice President, PIMCO
                                                    Management, Inc.

Raymond G. Kennedy      Senior Vice President       Senior Vice President,
                                                    PIMCO Management, Inc.

Mark R. Kiesel          Vice President              Vice President, PIMCO
                                                    Management, Inc.

Steven P. Kirkbaumer    Vice President              None.

John S. Loftus          Executive Vice President    Executive Vice President,
                                                    PIMCO Management, Inc.; Vice
                                                    President and Assistant
                                                    Secretary, StocksPLUS
                                                    Management, Inc.

David Lown              Vice President              Vice President, PIMCO
                                                    Management, Inc.

Andre J. Mallegol       Vice President              Vice President, PIMCO
                                                    Management, Inc.

Michael E. Martini      Vice President              Vice President, PIMCO
                                                    Management, Inc.

Dean S. Meiling         Managing Director           Director and Managing
                                                    Director, PIMCO Management,
                                                    Inc.; Vice President, PIMCO
                                                    Funds: Pacific Investment
                                                    Management Series and PIMCO
                                                    Commercial Mortgage
                                                    Securities Trust, Inc.;
                                                    Member of PIMCO Partners
                                                    LLC.

Joseph V. McDevitt      Executive Vice President    Vice President, PIMCO
                                                    Management, Inc.

James F. Muzzy          Managing Director           Director and Managing
                                                    Director, PIMCO Management,
                                                    Inc.; Vice President, PIMCO
                                                    Funds: Pacific Investment
                                                    Management Series; Director
                                                    and Vice President,
                                                    StocksPLUS Management, Inc.;
                                                    Member of PIMCO Partners
                                                    LLC.

Doris S. Nakamura       Vice President

Vinh T. Nguyen          Controller                  See PIMCO Advisors L.P.

Douglas J. Ongaro       Vice President              Vice President, PIMCO
                                                    Management, Inc. and PIMCO
                                                    Funds:  Pacific Investment
                                                    Management Series.

Thomas J. Otterbein     Vice President              Vice President, PIMCO
                                                    Management, Inc.

Victoria M. Paradis     Vice President              Vice President, PIMCO
                                                    Management, Inc.

Bradley W. Paulson      Vice President              Vice President and
                                                    Secretary, Vice President
                                                    PIMCO Global Advisors
                                                    (Europe) Limited, PIMCO
                                                    Global Advisors (Japan)
                                                    Limited.

Elizabeth M. Philipp    Vice President              Vice President, PIMCO
                                                    Management, Inc.

David J. Pittman        Vice President              None.

William F. Podlich,
III                     Managing Director           See PIMCO Advisors L.P.

William C. Powers       Managing Director           Director and Managing
                                                    Director, PIMCO Management,
                                                    Inc.; Senior Vice President
                                                    PIMCO Commercial Mortgage
                                                    Securities Trust, Inc.;
                                                    Member of PIMCO Partners
                                                    LLC. Member of Management
                                                    Board, PIMCO Advisors L.P.


Edward P. Rennie        Senior Vice President       Senior Vice President, PIMCO
                                                    Management, Inc.

Terry A. Randall        Vice President

Scott L. Roney          Vice President              Vice President, PIMCO
                                                    Management, Inc.

Michael J. Rosborough   Senior Vice President       Senior Vice President,
                                                    PIMCO Management, Inc.

Seth R. Ruthen          Vice President              Vice President, PIMCO
                                                    Management, Inc.

Jeffrey M. Sargent      Vice President and Manager  Vice President of the Trust,
                        Shareholder Services and    PIMCO Management, Inc.;
                                                    Senior Vice President,
                        Fund Administration         PIMCO Funds: Pacific
                                                    Investment Management
                                                    Series, PIMCO Variable
                                                    Insurance Trust, and
                                                    PIMCO Commercial Mortgage
                                                    Securities Trust, Inc.

Ernest L. Schmider      Executive Vice President,   Executive Vice President,
                        Secretary, Chief            Secretary, Chief
                        Administrative and Legal    Administrative
                        Officer                     and Legal Officer, PIMCO
                                                    Management, Inc.; Director,
                                                    Assistant Secretary,
                                                    Assistant Treasurer,
                                                    StocksPLUS
                                                    Management, Inc.;
                                                    Secretary,  PIMCO
                                                    Partners LLC.

Leland T. Scholey       Senior Vice President       Senior Vice President, PIMCO
                                                    Management, Inc., and PIMCO
                                                    Funds: Pacific Investment
                                                    Management Series.

Richard W. Selby        Senior Vice President       None.
                        and Chief Technology
                        Officer

Denise C. Seliga        Vice President              Vice President, PIMCO
                                                    Management, Inc.

Rita J. Seymour         Vice President              Vice President, PIMCO
                                                    Management, Inc.

Christopher Sullivan    Vice President              Vice President, PIMCO
                                                    Management, Inc.

Cheryl L. Sylwester     Vice President              Vice President, PIMCO
                                                    Management, Inc.

Lee R. Thomas, III      Managing Director           Director and Managing
                                                    Director, PIMCO Management,
                                                    Inc.; Member of PIMCO
                                                    Partners LLC.

William S. Thompson,    Director, Managing          See PIMCO Advisors L.P.
Jr.                     Director, Chief
                        Executive Officer

Benjamin L. Trosky      Managing Director           See PIMCO Advisors L.P.


Richard E. Tyson        Vice President              Vice President, PIMCO
                                                    Management, Inc.

Peter A. Van de Zilver  Vice President              Vice President, PIMCO
                                                    Management, Inc.

Marilyn Wegener         Vice President              Vice President, PIMCO
                                                    Management, Inc.

Richard M. Weil         Assistant Secretary         See PIMCO Advisors L.P.


Paul C. Westhead        Vice President              Vice President, PIMCO
                                                    Management, Inc.

Kristen M. Wilsey       Vice President              Vice President, PIMCO
                                                    Management, Inc. and PIMCO
                                                    Funds:  Pacific Investment
                                                    Management Series.

George H. Wood          Senior Vice President       Senior Vice President,
                                                    PIMCO Management, Inc.

Michael A. Yetter       Vice President              Vice President, PIMCO
                                                    Management, Inc.

David Young             Vice President              Vice President, PIMCO
                                                    Management, Inc.

                    Blairlogie Capital Management, Limited
                         4th Floor, 125 Princes Street
                          Edinburgh EH2 4AD, Scotland



Name                    Position with Portfolio     Other Affiliations
                        Manager

Gavin R. Dobson         Chief Executive Officer     Director and Chief Executive
                        and Managing Director       Officer, Blairlogie Holdings
                                                    Limited (U.K.).

James G. S. Smith       Chief Investment Officer    Director and Chief
                        and Managing Director       Investment Officer,
                                                    Blairlogie Holdings
                                                    Limited (U.K.).

Item 27.   Principal Underwriters.


    (a) PIMCO Funds Distributors LLC (the "Distributor") serves as Distributor of shares for the Registrant and also of PIMCO Funds:
           Pacific Investment Management Series. The Distributor is a wholly owned subsidiary of PIMCO Advisors L.P., the Registrant's Adviser.


    (b)

                          Positions and               Positions
Name and Principal        Offices with                and Offices
Business Address*         Underwriter                 with Registrant

Jeffrey L. Booth          Vice President              Vice President, PIMCO
                                                      Funds Advertising
                                                      Agency, Inc.

James D. Bosch            Regional Vice President     None

Deborah P. Brennan        Vice President              None

Timothy R. Clark          Senior Vice President       None

Jonathan P. Fessel        Vice President              None

Robert M. Fitzgerald      Chief Financial Officer     None
                          and Treasurer

Michael J. Gallagher      Vice President              None

David S. Goldsmith        Vice President              None

Ronald H. Gray            Vice President              None

John B. Hussey            Vice President              None

Stephen R. Jobe           Vice President              Vice President, PIMCO
                                                      Funds Advertising
                                                      Agency, Inc.

Jonathan C. Jones         Vice President              None

Raymond Lazcano           Vice President              None

William E. Lynch          Senior Vice President       None

Kevin D. Maloney          Compliance Officer          None

Jacqueline A. McCarthy    Vice President              None

Andrew J. Meyers          Executive Vice President    Executive Vice
                                                      President,
                                                      PIMCO Funds
                                                      Advertising Agency, Inc.

Fiora N. Moyer            Regional Vice President     None

Philip J. Neugebauer      Vice President              Vice President, PIMCO
                                                      Funds Advertising Agency

Vinh T. Nguyen            Vice President, Controller  None

Joffrey H. Pearlman       Regional Vice President     None

Glynne P. Pisapia         Regional Vice President     None

Francis C. Poli           Compliance Officer          Vice President, Director
                                                      of Compliance, PIMCO
                                                      Advisors L.P.

Mark J. Porterfield       Vice President,             Vice President,
                          Compliance Officer          Compliance Officer,
                                                      PIMCO Advisors L.P.

Newton B. Schott, Jr.     Executive Vice President,   Vice President and
                          Chief Administrative        Secretary
                          Officer, General Counsel
                          and Secretary

Robert M. Smith           Vice President              None

Ellen Z. Spear            Vice President              Vice President, PIMCO
                                                      Funds Advertising
                                                      Agency, Inc.

Daniel W. Sullivan        Vice President              None

William H. Thomas, Jr.    Regional Vice President     None

Stephen J. Treadway       Chairman, President and     Executive Vice
                          Chief Executive Officer     President,
                                                      PIMCO Advisors L.P.
                                                      and Trustee

Paul H. Troyer            Senior Vice President       None

Brian F. Trumbore         Executive Vice President    None

Richard M. Weil           Assistant Secretary         None

Glen A. Zimmerman         Vice President              None

-----------------------
    Principal business address for all individuals listed is 2187 Atlantic Street, Stamford, CT 06902, except for Messrs. Fitzgerald, Maloney, Nguyen, Poli and Weil, for whom the address is 800 Newport Center Drive, Newport Beach, CA 92660.

    (c) The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28.   Location of Accounts and Records.

    The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Investors Fiduciary Trust Company, 21 West 10th Street, Kansas City, Missouri 64105, National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, Missouri 64105, and/or First Data Investor Services Group, Inc., PO Box 9688, Providence, Rhode Island 02940.

Item 29.   Management Services.

           Not Applicable.

Item 30.   Undertakings.

           Not Applicable.

                                     NOTICE
                                     ------

     A copy of the Agreement and Declaration of Trust of PIMCO Funds: Multi-Manager Series (the "Trust"), together with all amendments thereto, is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.


                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 47 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Stamford, and the State of Connecticut on the 31st day of March, 2000.

                            PIMCO FUNDS: MULTI-MANAGER SERIES

                            By: /s/ Stephen J. Treadway
                            ______________________________
                                   Stephen J. Treadway,
                                   President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 47 has been signed below by the following persons in the capacities and on the dates indicated.

Name                          Capacity                    Date
-----                         --------                    ----

/s/ Stephen J. Treadway       Trustee and President       March 31, 2000
----------------------------
Stephen J. Treadway


             *                Treasurer and Principal
----------------------------  Financial and Accounting
John P. Hardaway              Officer


             *                Trustee
----------------------------
Donald P. Carter

             *                Trustee
----------------------------
E. Philip Cannon

             *                Trustee
----------------------------
Gary A. Childress

             *                Trustee
----------------------------
Richard L. Nelson

             *                Trustee
----------------------------
Kenneth M. Poovey

             *                Trustee
----------------------------
Lyman W. Porter

             *                Trustee
----------------------------
Alan Richards

             *                Trustee
----------------------------
W. Bryant Stooks

             *                Trustee
----------------------------
Gerald M. Thorne
                              * By: /s/ Stephen J. Treadway
                                    --------------------------
                                    Stephen J. Treadway,
                                    Attorney-In-Fact

                               Date: March 31, 2000

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                                 EXHIBIT INDEX


EXHIBIT NO:                     EXHIBIT NAME

(j)(1)          Consent of PricewaterhouseCoopers LLP.